UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2013



 [LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA FIRST START GROWTH FUND
APRIL 30, 2013

                                                                      (Form N-Q)

48487-0613                                  (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA FIRST START GROWTH FUND
April 30, 2013 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            EQUITY SECURITIES (70.0%)

            COMMON STOCKS (47.0%)

            CONSUMER DISCRETIONARY (6.2%)
            ----------------------------
            APPAREL RETAIL (1.1%)
     4,500  Ann, Inc.*                                               $       133
     3,200  Body Central Corp.*                                               33
     7,700  Chico's FAS, Inc.                                                141
     3,900  Foot Locker, Inc.                                                136
    19,900  Gap, Inc.                                                        756
    12,900  Ross Stores, Inc.                                                852
    17,800  TJX Companies, Inc.                                              868
                                                                     -----------
                                                                           2,919
                                                                     -----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.5%)
     3,400  Carter's, Inc.*                                                  222
    11,700  Coach, Inc.                                                      689
     2,800  Ralph Lauren Corp.                                               508
                                                                     -----------
                                                                           1,419
                                                                     -----------
            AUTOMOBILE MANUFACTURERS (0.4%)
    23,500  General Motors Co.*                                              725
     7,000  Thor Industries, Inc.                                            259
                                                                     -----------
                                                                             984
                                                                     -----------
            BROADCASTING (0.2%)
    13,500  Belo Corp. "A"                                                   145
     7,700  CBS Corp. "B"                                                    352
                                                                     -----------
                                                                             497
                                                                     -----------
            CABLE & SATELLITE (0.9%)
     4,200  AMC Networks, Inc. "A"*                                          265
    36,400  Comcast Corp. "A"                                              1,503
     9,600  DIRECTV*                                                         543
     1,200  Time Warner Cable, Inc.                                          113
                                                                     -----------
                                                                           2,424
                                                                     -----------
            CATALOG RETAIL (0.1%)
     3,600  HSN, Inc.                                                        189
                                                                     -----------
            COMPUTER & ELECTRONICS RETAIL (0.0%)
       400  Systemax, Inc.                                                     4
                                                                     -----------
            DEPARTMENT STORES (0.4%)
     4,900  Dillard's, Inc. "A"                                              404
    17,900  Macy's, Inc.                                                     798
                                                                     -----------
                                                                           1,202
                                                                     -----------
            EDUCATION SERVICES (0.0%)
     3,700  Apollo Group, Inc. "A"*                                           68
                                                                     -----------

================================================================================

1  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            FOOTWEAR (0.2%)
     9,100  NIKE, Inc. "B"                                           $       579
                                                                     -----------
            HOME FURNISHINGS (0.1%)
     2,000  La-Z-Boy, Inc.                                                    36
     1,100  Mohawk Industries, Inc.*                                         122
                                                                     -----------
                                                                             158
                                                                     -----------
            HOME IMPROVEMENT RETAIL (0.4%)
    13,300  Home Depot, Inc.                                                 976
                                                                     -----------
            HOTELS, RESORTS & CRUISE LINES (0.0%)
     1,200  Marriott Vacations Worldwide Corp.*                               55
                                                                     -----------
            HOUSEHOLD APPLIANCES (0.1%)
     1,100  NACCO Industries, Inc. "A"                                        64
     2,700  Whirlpool Corp.                                                  308
                                                                     -----------
                                                                             372
                                                                     -----------
            HOUSEWARES & SPECIALTIES (0.2%)
     1,700  Libbey, Inc.*                                                     33
     8,300  Tupperware Brands Corp.                                          666
                                                                     -----------
                                                                             699
                                                                     -----------
            INTERNET RETAIL (0.1%)
       600  Blue Nile, Inc.*                                                  19
       290  Priceline.com, Inc.*                                             202
                                                                     -----------
                                                                             221
                                                                     -----------
            LEISURE PRODUCTS (0.2%)
     5,500  Polaris Industries, Inc.                                         474
    17,800  Smith & Wesson Holding Corp.*                                    156
                                                                     -----------
                                                                             630
                                                                     -----------
            MOVIES & ENTERTAINMENT (0.4%)
     4,100  Carmike Cinemas, Inc.*                                            72
    10,300  Cinemark Holdings, Inc.                                          318
     3,000  Time Warner, Inc.                                                180
     7,500  Walt Disney Co.                                                  471
                                                                     -----------
                                                                           1,041
                                                                     -----------
            PUBLISHING (0.1%)
     4,000  John Wiley & Sons, Inc. "A"                                      153
                                                                     -----------
            RESTAURANTS (0.8%)
       200  Biglari Holdings, Inc.*                                           77
     6,700  Jack in the Box, Inc.*                                           240
     7,000  McDonald's Corp.                                                 715
     2,200  Panera Bread Co. "A"*                                            390
     7,000  Sonic Corp.*                                                      88
     9,700  Starbucks Corp.                                                  590
                                                                     -----------
                                                                           2,100
                                                                     -----------
            SPECIALTY STORES (0.0%)
     1,900  PetSmart, Inc.                                                   130
                                                                     -----------
            Total Consumer Discretionary                                  16,820
                                                                     -----------

            CONSUMER STAPLES (3.7%)
            ----------------------
            AGRICULTURAL PRODUCTS (0.7%)
    24,500  Archer-Daniels-Midland Co.                                       831
     4,000  Bunge Ltd.                                                       289
     7,900  Darling International, Inc.*                                     146
     8,400  Ingredion, Inc.                                                  605
                                                                     -----------
                                                                           1,871
                                                                     -----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            DRUG RETAIL (0.5%)
    21,400  CVS Caremark Corp.                                       $     1,245
                                                                     -----------
            FOOD RETAIL (0.3%)
    22,400  Kroger Co.                                                       770
                                                                     -----------
            HOUSEHOLD PRODUCTS (0.6%)
       900  Colgate-Palmolive Co.                                            108
       700  Energizer Holdings, Inc.                                          68
    20,600  Procter & Gamble Co.                                           1,581
                                                                     -----------
                                                                           1,757
                                                                     -----------
            HYPERMARKETS & SUPER CENTERS (0.3%)
     9,000  Wal-Mart Stores, Inc.                                            700
                                                                     -----------
            PACKAGED FOODS & MEAT (0.6%)
     1,300  Cal-Maine Foods, Inc.                                             55
     2,600  J.M. Smucker Co.                                                 268
     1,100  Kellogg Co.                                                       72
     6,500  Kraft Foods Group, Inc.                                          335
     8,500  Mondelez International, Inc. "A"                                 267
     7,000  Pilgrim's Pride Corp.*                                            69
    18,400  Tyson Foods, Inc. "A"                                            453
                                                                     -----------
                                                                           1,519
                                                                     -----------
            PERSONAL PRODUCTS (0.1%)
     5,600  Herbalife Ltd.                                                   222
     4,600  Medifast, Inc.*                                                  121
                                                                     -----------
                                                                             343
                                                                     -----------
            SOFT DRINKS (0.6%)
    14,400  Coca-Cola Co.                                                    610
     6,800  Coca-Cola Enterprises, Inc.                                      249
    10,600  PepsiCo, Inc.                                                    874
                                                                     -----------
                                                                           1,733
                                                                     -----------
            Total Consumer Staples                                         9,938
                                                                     -----------

            ENERGY (4.8%)
            ------------
            INTEGRATED OIL & GAS (2.5%)
    19,900  Chevron Corp.                                                  2,428
    41,500  Exxon Mobil Corp.                                              3,693
     7,200  Occidental Petroleum Corp.                                       643
                                                                     -----------
                                                                           6,764
                                                                     -----------
            OIL & GAS DRILLING (0.4%)
     2,400  Atwood Oceanics, Inc.*                                           118
     3,800  Diamond Offshore Drilling, Inc.                                  262
    11,700  Ensco plc "A"                                                    675
     1,900  Helmerich & Payne, Inc.                                          111
                                                                     -----------
                                                                           1,166
                                                                     -----------
            OIL & GAS EQUIPMENT & SERVICES (0.1%)
     1,000  Geospace Technologies Corp.*                                      84
     1,900  Schlumberger Ltd.                                                142
                                                                     -----------
                                                                             226
                                                                     -----------
            OIL & GAS EXPLORATION & PRODUCTION (1.3%)
     7,900  Anadarko Petroleum Corp.                                         670
     9,400  Apache Corp.                                                     694
     9,500  Cabot Oil & Gas Corp.                                            646
    17,400  ConocoPhillips                                                 1,052
     5,400  Marathon Oil Corp.                                               176

================================================================================

3  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
     2,000  Noble Energy, Inc.                                       $       227
                                                                     -----------
                                                                           3,465
                                                                     -----------
            OIL & GAS REFINING & MARKETING (0.5%)
     2,900  HollyFrontier Corp.                                              143
     5,000  Marathon Petroleum Corp.                                         392
    12,150  Phillips 66                                                      741
     3,800  Valero Energy Corp.                                              153
                                                                     -----------
                                                                           1,429
                                                                     -----------
            Total Energy                                                  13,050
                                                                     -----------

            FINANCIALS (7.8%)
            ----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
     3,100  BlackRock, Inc.                                                  826
       800  Franklin Resources, Inc.                                         124
     7,100  Invesco Ltd.                                                     225
                                                                     -----------
                                                                           1,175
                                                                     -----------
            CONSUMER FINANCE (0.3%)
    17,200  Discover Financial Services                                      752
     2,800  Nelnet, Inc. "A"                                                  95
                                                                     -----------
                                                                             847
                                                                     -----------
            DIVERSIFIED BANKS (1.0%)
    31,300  U.S. Bancorp                                                   1,042
    44,100  Wells Fargo & Co.                                              1,675
                                                                     -----------
                                                                           2,717
                                                                     -----------
            INVESTMENT BANKING & BROKERAGE (0.8%)
     9,000  Goldman Sachs Group, Inc.                                      1,314
    40,300  Morgan Stanley                                                   893
                                                                     -----------
                                                                           2,207
                                                                     -----------
            LIFE & HEALTH INSURANCE (0.5%)
     9,200  AFLAC, Inc.                                                      501
    22,100  MetLife, Inc.                                                    862
     3,400  Symetra Financial Corp.                                           46
                                                                     -----------
                                                                           1,409
                                                                     -----------
            MULTI-LINE INSURANCE (0.2%)
     2,700  American Financial Group, Inc.                                   130
     4,800  American International Group, Inc.*                              199
     4,400  HCC Insurance Holdings, Inc.                                     188
     2,000  Loews Corp.                                                       89
                                                                     -----------
                                                                             606
                                                                     -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
   107,300  Bank of America Corp.                                          1,321
    22,300  Citigroup, Inc.                                                1,040
    41,600  JPMorgan Chase & Co.                                           2,039
                                                                     -----------
                                                                           4,400
                                                                     -----------
            PROPERTY & CASUALTY INSURANCE (0.9%)
     9,300  Allstate Corp.                                                   458
     6,500  Berkshire Hathaway, Inc. "B"*                                    691
     9,100  Chubb Corp.                                                      802
       200  Erie Indemnity Co. "A"                                            16
     3,700  ProAssurance Corp.                                               181
     2,400  Travelers Companies, Inc.                                        205
                                                                     -----------
                                                                           2,353
                                                                     -----------
            REAL ESTATE SERVICES (0.1%)
    11,100  CBRE Group, Inc. "A"*                                            269

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                                                   Portfolio of Investments |  4

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
       600  Jones Lang LaSalle, Inc.                                 $        59
                                                                     -----------
                                                                             328
                                                                     -----------
            REGIONAL BANKS (0.4%)
    12,200  BB&T Corp.                                                       375
       400  CIT Group, Inc.*                                                  17
     8,600  Fifth Third Bancorp                                              146
    28,000  Huntington Bancshares, Inc.                                      201
    26,800  Regions Financial Corp.                                          228
                                                                     -----------
                                                                             967
                                                                     -----------
            REINSURANCE (0.1%)
     4,500  Reinsurance Group of America, Inc.                               281
                                                                     -----------
            REITs - DIVERSIFIED (0.2%)
     3,000  American Assets Trust, Inc.                                      101
     1,600  Select Income REIT                                                46
     4,600  Vornado Realty Trust                                             403
     1,900  Winthrop Realty Trust                                             24
                                                                     -----------
                                                                             574
                                                                     -----------
            REITs - MORTGAGE (0.6%)
    17,800  American Capital Agency Corp.                                    593
    11,300  American Capital Mortgage Investment Corp.                       300
    35,000  Annaly Capital Management, Inc.                                  558
    19,400  Resource Capital Corp.                                           128
     4,100  Western Asset Mortgage Capital Corp.                              92
                                                                     -----------
                                                                           1,671
                                                                     -----------
            REITs - OFFICE (0.0%)
     3,900  Franklin Street Properties Corp.                                  60
                                                                     -----------
            REITs - RESIDENTIAL (0.1%)
     3,300  Camden Property Trust                                            239
                                                                     -----------
            REITs - RETAIL (0.3%)
    18,600  General Growth Properties                                        422
     1,700  Simon Property Group, Inc.                                       303
                                                                     -----------
                                                                             725
                                                                     -----------
            REITs - SPECIALIZED (0.2%)
     1,600  Chatham Lodging Trust                                             29
     2,200  Corrections Corp. of America                                      80
     4,500  GEO Group, Inc.                                                  168
     4,500  RLJ Lodging Trust                                                104
                                                                     -----------
                                                                             381
                                                                     -----------
            Total Financials                                              20,940
                                                                     -----------

            HEALTH CARE (6.3%)
            -----------------
            BIOTECHNOLOGY (1.4%)
     2,100  Alexion Pharmaceuticals, Inc.*                                   206
     2,800  Alkermes plc*                                                     86
     7,900  Amgen, Inc.                                                      823
     5,600  Biogen Idec, Inc.*                                             1,226
     9,100  Celgene Corp.*                                                 1,074
     4,200  Myriad Genetics, Inc.*                                           117
     1,600  United Therapeutics Corp.*                                       107
                                                                     -----------
                                                                           3,639
                                                                     -----------
            HEALTH CARE EQUIPMENT (1.1%)
     1,000  C.R. Bard, Inc.                                                   99
     3,400  CareFusion Corp.*                                                114
    11,100  Covidien plc                                                     709
     1,900  IDEXX Laboratories, Inc.*                                        167
       240  Intuitive Surgical, Inc.*                                        118

================================================================================

5  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
     1,800  Masimo Corp.                                             $        36
    11,100  Medtronic, Inc.                                                  518
     1,000  Orthofix International N.V.*                                      33
    13,900  St. Jude Medical, Inc.                                           573
     8,400  Stryker Corp.                                                    551
     1,300  Thoratec Corp.*                                                   47
                                                                     -----------
                                                                           2,965
                                                                     -----------
            HEALTH CARE SERVICES (0.2%)
     7,400  Express Scripts Holdings Co.*                                    439
                                                                     -----------
            HEALTH CARE TECHNOLOGY (0.0%)
     2,000  Computer Programs and Systems, Inc.                              105
                                                                     -----------
            LIFE SCIENCES TOOLS & SERVICES (0.4%)
    11,500  Bruker Corp.*                                                    204
     3,200  Life Technologies Corp.*                                         236
     1,300  Mettler Toledo International, Inc.*                              272
     6,000  Thermo Fisher Scientific, Inc.                                   484
                                                                     -----------
                                                                           1,196
                                                                     -----------
            MANAGED HEALTH CARE (0.8%)
     4,100  CIGNA Corp.                                                      271
     8,100  Humana, Inc.                                                     600
    18,200  UnitedHealth Group, Inc.                                       1,091
     1,400  WellPoint, Inc.                                                  102
                                                                     -----------
                                                                           2,064
                                                                     -----------
            PHARMACEUTICALS (2.4%)
    19,000  Eli Lilly and Co.                                              1,052
       900  Endo Health Solutions, Inc.*                                      33
    12,700  Johnson & Johnson                                              1,082
    37,200  Merck & Co., Inc.                                              1,748
    70,000  Pfizer, Inc.                                                   2,035
     7,000  Warner Chilcott plc "A"                                          101
    11,500  Zoetis, Inc.                                                     380
                                                                     -----------
                                                                           6,431
                                                                     -----------
            Total Health Care                                             16,839
                                                                     -----------

            INDUSTRIALS (5.4%)
            -----------------
            AEROSPACE & DEFENSE (1.2%)
     4,400  Alliant Techsystems, Inc.                                        327
    10,700  Exelis, Inc.                                                     119
     4,300  General Dynamics Corp.                                           318
     2,800  Huntington Ingalls Industries, Inc.                              148
     5,600  L-3 Communications Holdings, Inc.                                455
     3,400  Lockheed Martin Corp.                                            337
    10,900  Northrop Grumman Corp.                                           826
     6,200  Raytheon Co.                                                     381
    11,700  Spirit AeroSystems Holdings, Inc. "A"*                           234
                                                                     -----------
                                                                           3,145
                                                                     -----------
            AIR FREIGHT & LOGISTICS (0.2%)
     2,100  FedEx Corp.                                                      198
     4,800  United Parcel Service, Inc. "B"                                  412
                                                                     -----------
                                                                             610
                                                                     -----------
            AIRLINES (0.1%)
     1,100  Allegiant Travel Co.                                              99
     5,900  Spirit Airlines, Inc.*                                           157
                                                                     -----------
                                                                             256
                                                                     -----------
            BUILDING PRODUCTS (0.2%)
     9,400  Lennox International, Inc.                                       583

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                                                   Portfolio of Investments |  6

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
     1,900  PGT, Inc.*                                               $        15
                                                                     -----------
                                                                             598
                                                                     -----------
            CONSTRUCTION & ENGINEERING (0.1%)
     5,400  AECOM Technology Corp.*                                          157
     3,500  KBR, Inc.                                                        105
                                                                     -----------
                                                                             262
                                                                     -----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
     4,200  Deere & Co.                                                      375
       900  Lindsay Corp.                                                     69
    17,800  Oshkosh Corp.*                                                   699
                                                                     -----------
                                                                           1,143
                                                                     -----------
            DIVERSIFIED SUPPORT SERVICES (0.1%)
     1,500  UniFirst Corp.                                                   137
     2,300  Viad Corp.                                                        60
                                                                     -----------
                                                                             197
                                                                     -----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
    13,400  Emerson Electric Co.                                             744
                                                                     -----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.0%)
     1,700  Rollins, Inc.                                                     41
                                                                     -----------
            HEAVY ELECTRICAL EQUIPMENT (0.2%)
    18,500  Babcock & Wilcox Co.                                             503
                                                                     -----------
            INDUSTRIAL CONGLOMERATES (0.9%)
     5,500  Carlisle Companies, Inc.                                         357
    88,000  General Electric Co.                                           1,961
                                                                     -----------
                                                                           2,318
                                                                     -----------
            INDUSTRIAL MACHINERY (0.7%)
       900  Hyster-Yale Materials Handling, Inc.                              47
     2,000  Ingersoll-Rand plc                                               108
     1,700  John Bean Technologies Corp.                                      35
       700  L.B. Foster Co. "A"                                               31
     2,400  Lincoln Electric Holdings, Inc.                                  127
     2,000  Mueller Industries, Inc.                                         103
     1,600  NN, Inc.*                                                         14
     8,300  Parker-Hannifin Corp.                                            735
     3,800  Valmont Industries, Inc.                                         554
                                                                     -----------
                                                                           1,754
                                                                     -----------
            MARINE (0.0%)
     5,000  Matson, Inc.                                                     118
                                                                     -----------
            RAILROADS (0.7%)
    27,700  CSX Corp.                                                        681
     4,100  Norfolk Southern Corp.                                           318
     6,300  Union Pacific Corp.                                              932
                                                                     -----------
                                                                           1,931
                                                                     -----------
            RESEARCH & CONSULTING SERVICES (0.0%)
       500  ICF International, Inc.*                                          13
     3,800  Navigant Consulting, Inc.*                                        47
     2,900  Resources Connection, Inc.                                        33
                                                                     -----------
                                                                              93
                                                                     -----------
            TRADING COMPANIES & DISTRIBUTORS (0.3%)
     1,700  DXP Enterprises, Inc.*                                           114
     3,300  W.W. Grainger, Inc.                                              813
                                                                     -----------
                                                                             927
                                                                     -----------

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7  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            TRUCKING (0.0%)
       700  Old Dominion Freight Line, Inc.*                         $        27
                                                                     -----------
            Total Industrials                                             14,667
                                                                     -----------

            INFORMATION TECHNOLOGY (8.5%)
            ----------------------------
            APPLICATION SOFTWARE (0.3%)
     9,400  Intuit, Inc.                                                     561
     1,000  Manhattan Associates, Inc.*                                       70
     1,000  Pegasystems, Inc.                                                 25
     3,800  Solarwinds, Inc.*                                                193
                                                                     -----------
                                                                             849
                                                                     -----------
            COMMUNICATIONS EQUIPMENT (1.1%)
     3,300  ARRIS Group, Inc.*                                                55
    15,700  Brocade Communications Systems, Inc.*                             91
    71,100  Cisco Systems, Inc.                                            1,487
    22,000  QUALCOMM, Inc.                                                 1,356
                                                                     -----------
                                                                           2,989
                                                                     -----------
            COMPUTER HARDWARE (1.8%)
     8,580  Apple, Inc.                                                    3,799
    54,300  Hewlett-Packard Co.                                            1,118
                                                                     -----------
                                                                           4,917
                                                                     -----------
            COMPUTER STORAGE & PERIPHERALS (0.2%)
     2,100  EMC Corp.*                                                        47
    15,300  NetApp, Inc.*                                                    534
                                                                     -----------
                                                                             581
                                                                     -----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
     5,500  Broadridge Financial Solutions, Inc.                             138
     2,400  Computer Sciences Corp.                                          112
    22,600  CoreLogic, Inc.*                                                 617
     4,300  Fiserv, Inc.*                                                    392
    15,800  Lender Processing Services, Inc.                                 438
       400  NeuStar, Inc. "A"*                                                18
     1,500  Syntel, Inc.                                                      95
       200  Visa, Inc. "A"                                                    34
                                                                     -----------
                                                                           1,844
                                                                     -----------
            ELECTRONIC MANUFACTURING SERVICES (0.0%)
     2,100  TTM Technologies, Inc.*                                           15
                                                                     -----------
            INTERNET SOFTWARE & SERVICES (0.8%)
     6,400  Akamai Technologies, Inc.*                                       281
     1,130  Google, Inc. "A"*                                                932
     3,600  IAC/InterActiveCorp.                                             169
     8,400  United Online, Inc.                                               57
     1,000  ValueClick, Inc.*                                                 31
    22,100  Yahoo! Inc.*                                                     547
                                                                     -----------
                                                                           2,017
                                                                     -----------
            IT CONSULTING & OTHER SERVICES (0.8%)
     8,300  Accenture plc "A"                                                676
     1,600  Cognizant Technology Solutions Corp. "A"*                        103
     5,400  International Business Machines Corp.                          1,094
     9,400  Unisys Corp.*                                                    180
                                                                     -----------
                                                                           2,053
                                                                     -----------
            SEMICONDUCTOR EQUIPMENT (0.1%)
     3,300  Applied Materials, Inc.                                           48
    14,100  Kulicke & Soffa Industries, Inc.*                                163
     1,300  Ultra Clean Holdings, Inc.*                                        8

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
     2,700  Ultratech, Inc.*                                         $        80
                                                                     -----------
                                                                             299
                                                                     -----------
            SEMICONDUCTORS (0.6%)
     3,000  Cree, Inc.*                                                      170
    43,800  Intel Corp.                                                    1,049
     7,100  LSI Corp.*                                                        46
    13,900  Marvell Technology Group Ltd.                                    150
    26,300  PMC-Sierra, Inc.*                                                151
                                                                     -----------
                                                                           1,566
                                                                     -----------
            SYSTEMS SOFTWARE (1.7%)
    19,500  CA, Inc.                                                         526
     1,700  CommVault Systems, Inc.*                                         125
    67,700  Microsoft Corp.                                                2,241
    49,300  Oracle Corp.                                                   1,616
     4,600  Symantec Corp.*                                                  112
                                                                     -----------
                                                                           4,620
                                                                     -----------
            TECHNOLOGY DISTRIBUTORS (0.4%)
     5,000  Arrow Electronics, Inc.*                                         196
    15,500  Avnet, Inc.*                                                     508
    23,100  Ingram Micro, Inc. "A"*                                          411
                                                                     -----------
                                                                           1,115
                                                                     -----------
            Total Information Technology                                  22,865
                                                                     -----------

            MATERIALS (1.9%)
            ---------------
            ALUMINUM (0.1%)
    32,000  Alcoa, Inc.                                                      272
     2,100  Noranda Aluminum Holding Corp.                                     8
                                                                     -----------
                                                                             280
                                                                     -----------
            COMMODITY CHEMICALS (0.4%)
     2,700  Koppers Holdings, Inc.                                           119
    13,600  LyondellBasell Industries N.V. "A"                               825
                                                                     -----------
                                                                             944
                                                                     -----------
            DIVERSIFIED CHEMICALS (0.0%)
     1,600  LSB Industries, Inc.*                                             52
                                                                     -----------
            DIVERSIFIED METALS & MINING (0.5%)
    29,900  Freeport-McMoRan Copper & Gold, Inc.                             910
    10,800  Southern Copper Corp.                                            360
                                                                     -----------
                                                                           1,270
                                                                     -----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
     4,000  CF Industries Holdings, Inc.                                     746
     1,600  Monsanto Co.                                                     171
                                                                     -----------
                                                                             917
                                                                     -----------
            METAL & GLASS CONTAINERS (0.1%)
     4,100  Crown Holdings, Inc.*                                            175
                                                                     -----------
            PAPER PRODUCTS (0.1%)
     4,000  International Paper Co.                                          188
     1,000  Schweitzer-Mauduit International, Inc.                            40
                                                                     -----------
                                                                             228
                                                                     -----------
            PRECIOUS METALS & MINERALS (0.1%)
    14,600  Coeur d'Alene Mines Corp.*                                       223
                                                                     -----------
            SPECIALTY CHEMICALS (0.3%)
     1,100  A. Schulman, Inc.                                                 28
     6,100  FutureFuel Corp.                                                  75

================================================================================

9  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
     4,400  Sherwin-Williams Co.                                     $       806
                                                                     -----------
                                                                             909
                                                                     -----------
            Total Materials                                                4,998
                                                                     -----------

            TELECOMMUNICATION SERVICES (1.0%)
            --------------------------------
            ALTERNATIVE CARRIERS (0.0%)
     5,200  Premiere Global Services, Inc.*                                   58
                                                                     -----------
            INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
    38,300  AT&T, Inc.                                                     1,435
    16,400  CenturyLink, Inc.                                                616
     9,900  Verizon Communications, Inc.                                     534
                                                                     -----------
                                                                           2,585
                                                                     -----------
            WIRELESS TELECOMMUNICATION SERVICES (0.0%)
     2,900  Telephone & Data Systems, Inc.                                    65
                                                                     -----------
            Total Telecommunication Services                               2,708
                                                                     -----------

            UTILITIES (1.4%)
            ---------------
            ELECTRIC UTILITIES (0.7%)
    14,900  Edison International                                             802
     6,500  El Paso Electric Co.                                             244
     5,800  NV Energy, Inc.                                                  125
    24,600  Xcel Energy, Inc.                                                782
                                                                     -----------
                                                                           1,953
                                                                     -----------
            GAS UTILITIES (0.0%)
       800  Southwest Gas Corp.                                               41
                                                                     -----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
    53,700  AES Corp.                                                        744
                                                                     -----------
            MULTI-UTILITIES (0.4%)
     6,200  Ameren Corp.                                                     225
     2,600  Avista Corp.                                                      73
       500  Consolidated Edison, Inc.                                         32
     3,200  SCANA Corp.                                                      173
     5,700  Sempra Energy                                                    472
                                                                     -----------
                                                                             975
                                                                     -----------
            WATER UTILITIES (0.1%)
     4,000  American Water Works Co., Inc.                                   167
                                                                     -----------
            Total Utilities                                                3,880
                                                                     -----------
            Total Common Stocks (cost: $105,064)                         126,705
                                                                     -----------

            PREFERRED STOCKS (1.1%)

            CONSUMER STAPLES (0.4%)
            ----------------------
            AGRICULTURAL PRODUCTS (0.4%)
    10,000  Dairy Farmers of America, Inc., 7.88%,
               cumulative redeemable, perpetual(a)                         1,105
                                                                     -----------

            ENERGY (0.2%)
            ------------
            OIL & GAS EXPLORATION & PRODUCTION (0.2%)
       500  Chesapeake Energy Corp., 5.75%, perpetual(a)                     503
                                                                     -----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            FINANCIALS (0.5%)
            ----------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
        10  International Lease Finance Corp., 0.39%, perpetual(b)                    $       640
                                                                                      -----------
            REINSURANCE (0.1%)
       500  American Overseas Group Ltd., 7.50%, non-cumulative, perpetual, acquired
            3/09/2007; cost $526*(b),(c)                                                      125
                                                                                      -----------
            REITs - OFFICE (0.2%)
    20,000  CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual              511
                                                                                      -----------
            Total Financials                                                                1,276
                                                                                      -----------
            Total Preferred Stocks (cost: $3,178)                                           2,884
                                                                                      -----------

            EXCHANGE-TRADED FUNDS (21.9%)

            DOMESTIC EXCHANGE-TRADED FUNDS (0.4%)
    13,900  iShares Russell 1000 Index Fund                                                 1,235
                                                                                      -----------
            Total Domestic Exchange-Traded Funds                                            1,235
                                                                                      -----------

            FOREIGN EXCHANGE-TRADED FUNDS (21.5%)
   640,858  iShares MSCI EAFE Index Fund                                                   39,695
   415,622  Vanguard MSCI Emerging Markets ETF                                             18,188
                                                                                      -----------
            Total Foreign Exchange-Traded Funds                                            57,883
                                                                                      -----------
            Total Exchange-Traded Funds (cost: $56,208)                                    59,118
                                                                                      -----------
            Total Equity Securities (cost: $164,450)                                      188,707
                                                                                      -----------

PRINCIPAL
AMOUNT                                                  COUPON
(000)                                                     RATE         MATURITY
-------------------------------------------------------------------------------------------------
            BONDS (24.7%)

            CORPORATE OBLIGATIONS (10.0%)

            ENERGY (1.0%)
            ------------
            OIL & GAS STORAGE & TRANSPORTATION (1.0%)
$    1,000  Enbridge Energy Partners, LP                  8.05%      10/01/2037             1,159
     1,000  Southern Union Co.                            3.32 (d)   11/01/2066               876
       500  TEPPCO Partners, LP                           7.00 (d)    6/01/2067               543
                                                                                      -----------
                                                                                            2,578
                                                                                      -----------
            Total Energy                                                                    2,578
                                                                                      -----------

            FINANCIALS (6.7%)
            ----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
     1,000  KKR Group Finance Co. LLC (a)                 5.50        2/01/2043               999
     1,075  State Street Capital Trust IV                 1.28 (d)    6/15/2037               912
                                                                                      -----------
                                                                                            1,911
                                                                                      -----------

================================================================================

11  | USAA First Start Growth Fund

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                 COUPON                               VALUE
(000)                                                    RATE          MATURITY             (000)
-------------------------------------------------------------------------------------------------
            CONSUMER FINANCE (0.2%)
$      500  American Express Co.                         6.80 %       9/01/2066       $       549
                                                                                      -----------
            LIFE & HEALTH INSURANCE (1.3%)
        28  Delphi Financial Group, Inc.                 7.38         5/15/2037               683
       800  Lincoln National Corp.                       7.00         5/17/2066               826
       500  Principal Financial Global Fund, LLC         0.80 (d)     1/10/2031               394
       500  Prudential Financial, Inc.                   5.63         6/15/2043               526
     1,000  StanCorp Financial Group, Inc.               6.90         6/01/2067             1,020
                                                                                      -----------
                                                                                            3,449
                                                                                      -----------
            MULTI-LINE INSURANCE (1.4%)
     1,000  Genworth Holdings, Inc.                      6.15        11/15/2066               948
     1,000  Glen Meadow Pass-Through Trust (a)           6.51         2/12/2067               971
     1,000  Nationwide Mutual Insurance Co. (a)          5.81        12/15/2024             1,025
       800  ZFS Finance USA Trust V (a)                  6.50         5/09/2037               860
                                                                                      -----------
                                                                                            3,804
                                                                                      -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
     1,000  JPMorgan Chase Capital XIII                  1.23 (d)     9/30/2034               834
                                                                                      -----------
            PROPERTY & CASUALTY INSURANCE (1.3%)
     1,000  Allstate Corp.                               6.13         5/15/2037             1,076
     1,000  HSB Group, Inc.                              1.19 (d)     7/15/2027               818
       500  Progressive Corp.                            6.70         6/15/2037               560
     1,000  Travelers Companies, Inc.                    6.25         3/15/2037             1,085
                                                                                      -----------
                                                                                            3,539
                                                                                      -----------
            REGIONAL BANKS (1.3%)
     1,000  Fulton Capital Trust I                       6.29         2/01/2036             1,005
     1,000  KeyCorp Capital I                            1.02 (d)     7/01/2028               832
       150  M&T Capital Trust I                          8.23         2/01/2027               155
     1,000  Manufacturers & Traders Trust Co.            5.63        12/01/2021             1,032
       400  Susquehanna Bancshares, Inc.                 2.12 (d)     5/01/2014               394
                                                                                      -----------
                                                                                            3,418
                                                                                      -----------
            REITs - RETAIL (0.2%)
       577  Brixmor LLC                                  7.68        11/02/2026               574
                                                                                      -----------
            Total Financials                                                               18,078
                                                                                      -----------

            INDUSTRIALS (0.3%)
            -----------------
            AEROSPACE & DEFENSE (0.3%)
     1,000  Textron Financial Corp. (a)                  6.00         2/15/2067               925
                                                                                      -----------

            UTILITIES (2.0%)
            ---------------
            ELECTRIC UTILITIES (0.6%)
       983  NextEra Energy Capital Holding Inc.          6.65 (d)     6/15/2067             1,058
       500  PPL Capital Funding, Inc.                    6.70         3/30/2067               532
                                                                                      -----------
                                                                                            1,590
                                                                                      -----------
            MULTI-UTILITIES (1.4%)
     1,000  Dominion Resources, Inc.                     7.50         6/30/2066             1,112
       770  Integrys Energy Group, Inc.                  6.11 (d)    12/01/2066               817
     1,000  Puget Sound Energy, Inc.                     6.97         6/01/2067             1,079
       725  Wisconsin Energy Corp.                       6.25         5/15/2067               791
                                                                                      -----------
                                                                                            3,799
                                                                                      -----------
            Total Utilities                                                                 5,389
                                                                                      -----------
            Total Corporate Obligations(cost: $23,124)                                     26,970
                                                                                      -----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                 COUPON                               VALUE
(000)                                                    RATE          MATURITY             (000)
-------------------------------------------------------------------------------------------------
            EURODOLLAR AND YANKEE OBLIGATIONS (3.8%)

            FINANCIALS (3.6%)
            ----------------
            DIVERSIFIED BANKS (1.1%)
$    1,500  Barclays Bank plc                            0.69 % (d)           -(e)    $       862
     2,040  HSBC Bank plc                                0.75 (d)             -(e)          1,229
       500  LBI hf, acquired 10/12/2007; cost $500
              (a),(b),(c),(f)                            7.43                 -(e)             --
       700  Royal Bank of Scotland Group plc             9.50 (d)     3/16/2022               832
                                                                                      -----------
                                                                                            2,923
                                                                                      -----------
            DIVERSIFIED CAPITAL MARKETS (0.3%)
     1,000  Deutsche Bank Capital Trust IV               4.59 (d)             -(e)            845
                                                                                      -----------
            LIFE & HEALTH INSURANCE (0.2%)
       500  Great-West Life & Annuity Insurance Co. (a)  7.15         5/16/2046               535
                                                                                      -----------
            MULTI-LINE INSURANCE (0.4%)
     1,100  Oil Insurance Ltd. (a)                       3.27 (d)             -(e)          1,009
                                                                                      -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
        33  ING Groep N.V.                               7.20                 -(e)            845
                                                                                      -----------
            PROPERTY & CASUALTY INSURANCE (0.6%)
       500  Ironshore Holdings, Inc. (a)                 8.50         5/15/2020               578
     1,000  QBE Insurance Group Ltd. (a)                 5.65         7/01/2023               999
                                                                                      -----------
                                                                                            1,577
                                                                                      -----------
            REGIONAL BANKS (0.0%)
     1,000  Glitnir Banki hf, acquired 9/11/2006 and
              10/18/2006; cost $1,017 (a),(b),(c),(f)    7.45                 -(e)             --
                                                                                      -----------
            REINSURANCE (0.7%)
       500  Alterra USA Holdings Ltd. (a)                7.20         4/14/2017               529
       500  Platinum Underwriters Finance, Inc.          7.50         6/01/2017               580
       804  Swiss Re Capital I, LP (a)                   6.85                 -(e)            864
                                                                                      -----------
                                                                                            1,973
                                                                                      -----------
            Total Financials                                                                9,707
                                                                                      -----------

            UTILITIES (0.2%)
            ---------------
            ELECTRIC UTILITIES (0.2%)
       650  Electricite De France S.A. (a)               5.25 (d)    12/29/2049               655
                                                                                      -----------
            Total Eurodollar and Yankee Obligations(cost: $10,201)                         10,362
                                                                                      -----------

            COMMERCIAL MORTGAGE SECURITIES (5.2%)

            FINANCIALS (5.2%)
            ----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (5.2%)
       500  Banc of America Commercial Mortgage, Inc.    5.95         5/10/2045               534
       400  Banc of America Commercial Mortgage, Inc.    5.46         9/10/2045               438
     1,000  Banc of America Commercial Mortgage, Inc.    5.36         9/10/2047             1,030
       500  Banc of America Commercial Mortgage, Inc.    6.44         2/10/2051               542
       500  Bear Stearns Commercial Mortgage Securities,
              Inc.                                       4.99         9/11/2042               527
       530  Citigroup Commercial Mortgage Trust          5.93         3/15/2049               559
       500  Citigroup/Deutsche Bank Commercial Mortgage
              Trust                                      5.39         7/15/2044               540
     1,000  GE Capital Commercial Mortgage Corp.         5.61        12/10/2049             1,034
       500  GMAC Commercial Mortgage Securities, Inc.    4.97        12/10/2041               454
       250  GMAC Commercial Mortgage Securities, Inc.    4.98        12/10/2041               171

================================================================================

13  | USAA First Start Growth Fund

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                   COUPON                             VALUE
(000)                                                      RATE        MATURITY             (000)
-------------------------------------------------------------------------------------------------
$    1,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                           5.04%       10/15/2042        $    1,046
       690  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                           5.57         4/15/2043               737
       500  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                           5.52        12/15/2044               516
       378  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                           5.52        12/15/2044               401
     1,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                           5.48         5/15/2045             1,085
       500  Merrill Lynch Mortgage Trust                 5.14         7/12/2038               532
       250  Merrill Lynch Mortgage Trust                 5.36         7/12/2038               237
       135  Merrill Lynch Mortgage Trust                 5.39         7/12/2038               107
       670  Merrill Lynch Mortgage Trust                 5.87         5/12/2039               673
       500  Merrill Lynch Mortgage Trust                 5.01        10/12/2041               501
     1,000  ML-CFC Commercial Mortgage Trust             5.42         8/12/2048             1,105
       500  ML-CFC Commercial Mortgage Trust             6.13         8/12/2049               534
       500  Morgan Stanley Capital I, Inc.               5.79         7/12/2044               563
                                                                                      -----------
                                                                                           13,866
                                                                                      -----------
            Total Financials                                                               13,866
                                                                                      -----------
            Total Commercial Mortgage Securities(cost: $11,555)                            13,866
                                                                                      -----------

            U.S. TREASURY SECURITIES (5.7%)

            BONDS (2.9%)
            -----------
       670  2.75%, 11/15/2042                                                                 650
       750  2.75%, 8/15/2042                                                                  728
     6,100  3.00%, 5/15/2042                                                                6,247
       160  3.13%, 2/15/2043                                                                  168
                                                                                      -----------
            Total Bonds                                                                     7,793
                                                                                      -----------

            NOTES (2.8%)
            -----------
       390  1.63%, 11/15/2022                                                                 390
     4,970  1.63%, 8/15/2022                                                                4,985
     2,000  1.75%, 5/15/2022                                                                2,036
       170  2.00%, 2/15/2023                                                                  175
                                                                                      -----------
            Total Notes                                                                     7,586
                                                                                      -----------
            Total U.S. Treasury Securities(cost: $15,245)                                  15,379
                                                                                      -----------
            Total Bonds (cost: $60,125)                                                    66,577
                                                                                      -----------

NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (5.1%)

            MONEY MARKET FUNDS (5.1%)
13,750,835  State Street Institutional Liquid Reserve Fund,
            0.11%(g) (cost: $13,751)                                                       13,751
                                                                                      -----------

            TOTAL INVESTMENTS (COST: $238,326)                                        $   269,035
                                                                                      ===========

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

NUMBER                                                                                     MARKET
OF                                                                                          VALUE
CONTRACTS   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            PURCHASED OPTIONS (0.0%)
      200   Put - S&P 500 Index expiring May 18, 2013 at 1490                         $        27
                                                                                      -----------
            TOTAL PURCHASED OPTIONS (COST: $146)                                      $        27
                                                                                      ===========

            WRITTEN OPTIONS (0.0%)
     (200)  Put - S&P 500 Index expiring May 18, 2013 at 1400                                  (6)
                                                                                      -----------

            TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $40)                            $        (6)
                                                                                      ===========

($ IN 000s)                                        VALUATION HIERARCHY
                                                   -------------------
                                      (LEVEL 1)          (LEVEL 2)           (LEVEL 3)
                                    QUOTED PRICES          OTHER            SIGNIFICANT
                                       IN ACTIVE        SIGNIFICANT        UNOBSERVABLE
                                        MARKETS         OBSERVABLE            INPUTS
                                     FOR IDENTICAL        INPUTS
ASSETS                                  ASSETS                                                      TOTAL
---------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                     $      126,705      $        --        $         --      $    126,705
  Preferred Stocks                              --            2,119                 765             2,884
  Exchange-Traded Funds:
    Domestic Exchange-Traded Funds           1,235               --                  --             1,235
    Foreign Exchange-Traded Funds           57,883               --                  --            57,883
Bonds:
  Corporate Obligations                         --           26,970                  --            26,970
  Eurodollar and Yankee Obligations             --           10,362                  --            10,362
  Commercial Mortgage Securities                --           13,866                  --            13,866
  U.S. Treasury Securities                  15,379               --                  --            15,379
Money Market Instruments:
  Money Market Funds                        13,751               --                  --            13,751
Purchased Options                               27               --                  --                27
---------------------------------------------------------------------------------------------------------
Total                               $      214,980      $    53,317        $        765      $    269,062
---------------------------------------------------------------------------------------------------------

                                      (LEVEL 1)          (LEVEL 2)           (LEVEL 3)
                                     QUOTED PRICES         OTHER            SIGNIFICANT
                                       IN ACTIVE        SIGNIFICANT        UNOBSERVABLE
                                        MARKETS         OBSERVABLE            INPUTS
                                     FOR IDENTICAL        INPUTS
LIABILITIES                           LIABILITIES                                                   TOTAL
---------------------------------------------------------------------------------------------------------
Written Options                      $          (6)     $        --        $         --      $         (6)
---------------------------------------------------------------------------------------------------------
Total                                $          (6)     $        --        $         --      $         (6)
---------------------------------------------------------------------------------------------------------

================================================================================

15  | USAA First Start Growth Fund

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                       PREFERRED
                                                                      SECURITIES
--------------------------------------------------------------------------------
 Balance as of July 31, 2012                                                $725
 Purchases                                                                     -
 Sales                                                                         -
 Transfers into Level 3                                                        -
 Transfers out of Level 3                                                      -
 Net realized gain (loss) on investments                                       -
 Change in net unrealized appreciation/depreciation on investments            40
--------------------------------------------------------------------------------
 Balance as of April 30, 2013                                               $765
--------------------------------------------------------------------------------

For the period of August 1, 2012, through April 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the

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17  | USAA First Start Growth Fund

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calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be

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                                         Notes to Portfolio of Investments |  18

================================================================================

priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note A5.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by tender offers or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio

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19  | USAA First Start Growth Fund

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manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange- listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

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                                         Notes to Portfolio of Investments |  20

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D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery
and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. NEW ACCOUNTING PRONOUNCEMENTS -
----------------------------------
OFFSETTING ASSETS AND LIABILITIES - In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statement disclosures.

F. As of April 30, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2013, were $34,439,000 and $3,849,000, respectively, resulting in net unrealized appreciation of $30,590,000. Investments in foreign securities were 48.3% net assets at April 30, 2013.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $269,556,000 at April 30, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

G. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming

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21  | USAA First Start Growth Fund

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prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

REIT          Real estate investment trust

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Security was fair valued at April 30, 2013, by the Manager in accordance with valuation procedures approved by the Board.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at April 30, 2013, was $125,000, which represented less than 0.1% of the Fund's net assets.
(d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2013.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Currently the issuer is in default with respect to interest and/or principal payments.
(g) Rate represents the money market fund annualized seven-day yield at April 30, 2013.
*      Non-income-producing security.

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                                         Notes to Portfolio of Investments |  22



 ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.














SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     06/24/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     06/25/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/25/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.